Segmented Information and Economic Dependence	12 Months Ended
Apr. 30, 2026
Disclosure of operating segments [abstract]
SEGMENTED INFORMATION AND ECONOMIC DEPENDENCE
20.
SEGMENTED INFORMATION AND ECONOMIC DEPENDENCE

At April 30, 2026, 2025 and 2024, the Company has one reportable segment, being antibody production and related services.

The Company’s revenues are allocated to geographic regions for the year ended April 30, 2026, 2025 and 2024 as follows:

		Years ended April 30,
Revenue by Region (in thousands)	2026 $	2025 $	2024 $
United States of America	10,307	8,663	8,439
Europe	2,795	393	929
Canada	322	234	385
Australia	1,050	896	482
Other	1,084	440	44
	15,558	10,626	10,279

The Company’s revenues are allocated according to revenue types for the year ended April 30, 2026, 2025 and 2024 as follows:

		Years ended April 30,
Revenue Allocation (in thousands)	2026 $	2025 $	2024 $
Project revenue	15,405	10,397	10,035
Product sales revenue	1	7	21
Cryostorage revenue	152	222	223
	15,558	10,626	10,279

As of April 30, 2026, all deferred revenue is expected to be recognized over the next twelve months.

The Company’s non-current assets are allocated to geographic regions as of April 30, 2026, 2025 and 2024 as follows:

Non-Current Assets (in thousands)	2026 $	2025 $	2024 $
North America - Corporate	82	80	80
North America	4,741	4,167	4,138
Belgium	333	268	22,261
Netherlands	—	21,172	22,022
	5,156	25,687	48,501

Geographic segmentation of the Company’s net income (loss) for the year ended April 30, 2026, 2025 and 2024 is as follows:

		Years ended April 30,
Net Income (Loss) including discontinued operations by Region (in thousands)	2026 $	2025 $	2024 $
North America - Corporate	9,361	(8,142)	(7,846)
North America	372	699	(449)
Belgium	(8,161)	(23,908)	(19,009)
Netherlands	(15,521)	1,117	1,189
	(13,949)	(30,234)	(26,115)

Geographic segmentation of the interest and accretion, and amortization and depreciation for the year ended April 30, 2026, 2025 and 2024 is as follows:

		Years ended April 30,
Interest and accretion (in thousands)	2026 $	2025 $	2024 $
North America - Corporate	—	44	4
North America	226	224	231
Belgium	—	4	—
Netherlands	—	(7)	(19)
	226	265	216

		Years ended April 30,
Amortization and depreciation (in thousands)	2026 $	2025 $	2024 $
North America - Corporate	8	5	5
North America	758	672	687
Belgium	98	1,612	2,422
Netherlands	2	—	—
	866	2,289	3,114